Vanguard® Mid-Cap Value Index Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (2.9%)
	Newmont Corp.	3,538,264	383,017
	Nucor Corp.	1,407,570	238,020
	International Paper Co.	3,434,838	122,624
	International Flavors & Fragrances Inc.	1,582,587	114,817
	Steel Dynamics Inc.	451,223	81,220
	LyondellBasell Industries NV Class A	838,270	67,531
			1,007,229
Consumer Discretionary (10.9%)
	General Motors Co.	5,880,231	438,077
*	Warner Bros Discovery Inc.	15,324,847	420,820
	Target Corp.	2,945,461	356,990
	Ford Motor Co.	25,490,264	294,158
	Delta Air Lines Inc.	4,248,559	282,444
	eBay Inc.	2,914,194	265,250
	DR Horton Inc.	1,696,037	232,730
*	United Airlines Holdings Inc.	2,131,681	196,264
	Dollar General Corp.	1,431,852	170,004
	Electronic Arts Inc.	813,936	165,937
	PulteGroup Inc.	1,251,051	147,136
	Darden Restaurants Inc.	748,970	146,828
*	Dollar Tree Inc.	1,228,844	134,571
	Southwest Airlines Co.	3,195,983	120,073
	Lennar Corp. Class A	1,278,897	111,059
	Fox Corp. Class A	1,156,483	67,539
	Estee Lauder Cos. Inc. Class A	804,070	57,708
*	NVR Inc.	8,631	56,877
	Genuine Parts Co.	447,600	47,334
	Fox Corp. Class B	824,844	43,799
	Lennar Corp. Class B	122,627	10,315
			3,765,913
Consumer Staples (8.3%)
	Cencora Inc.	1,202,136	377,639
	Corteva Inc.	4,442,946	371,919
	Kroger Co.	3,704,962	268,091
	Archer-Daniels-Midland Co.	3,130,174	227,532
	Sysco Corp.	3,115,399	222,221
	Keurig Dr Pepper Inc.	8,396,101	221,069
	Kenvue Inc.	12,468,159	214,951
	Kimberly-Clark Corp.	2,159,122	208,291
	Hershey Co.	963,231	200,246
	Constellation Brands Inc. Class A	902,281	135,342
	General Mills Inc.	3,470,891	129,187
	Kraft Heinz Co.	5,390,069	121,223
	Tyson Foods Inc. Class A	1,834,837	117,558
	McCormick & Co. Inc. (Non-Voting)	1,649,580	83,205
			2,898,474
Energy (13.0%)
	SLB Ltd.	9,727,002	499,871
	Valero Energy Corp.	1,945,135	480,604
	Phillips 66	2,606,800	474,907
	Marathon Petroleum Corp.	1,917,260	468,156
	Baker Hughes Co.	6,428,392	392,453
	ONEOK Inc.	4,096,679	370,299
	Cheniere Energy Inc.	1,298,985	368,600
	Occidental Petroleum Corp.	4,811,676	312,759
	Williams Cos. Inc.	3,973,079	289,161
	Diamondback Energy Inc.	1,284,423	254,046
	Kinder Morgan Inc.	6,150,666	206,232
	Devon Energy Corp.	4,033,040	202,942
	Halliburton Co.	4,903,365	191,182
			4,511,212

		Shares	Market Value ($000)
Financials (15.4%)
	Arthur J Gallagher & Co.	1,672,410	362,211
	Allstate Corp.	1,688,255	350,043
	Nasdaq Inc.	3,327,906	282,506
	Fifth Third Bancorp	5,852,472	271,906
	Ameriprise Financial Inc.	593,112	263,579
	American International Group Inc.	3,490,269	262,643
	MetLife Inc.	3,605,313	254,968
	Hartford Insurance Group Inc.	1,794,464	242,665
	Prudential Financial Inc.	2,263,705	221,141
	State Street Corp.	1,722,447	217,993
*	Arch Capital Group Ltd.	2,198,744	211,057
	Huntington Bancshares Inc.	13,204,962	206,658
	Cboe Global Markets Inc.	680,851	191,367
	Willis Towers Watson plc	615,014	178,785
	M&T Bank Corp.	824,234	170,386
	Aflac Inc.	1,511,522	165,829
	Raymond James Financial Inc.	1,118,104	161,890
	Northern Trust Corp.	1,148,356	160,276
	Cincinnati Financial Corp.	1,012,281	159,282
	Citizens Financial Group Inc.	2,626,254	157,496
	Regions Financial Corp.	5,617,028	146,717
	KeyCorp	7,088,041	142,115
	T. Rowe Price Group Inc.	1,418,544	127,868
	Principal Financial Group Inc.	1,410,489	127,099
	W R Berkley Corp.	1,854,000	122,883
	Loews Corp.	1,072,289	114,456
*	Markel Group Inc.	38,856	74,373
			5,348,192
Health Care (5.6%)
	Cardinal Health Inc.	1,530,707	323,454
	Becton Dickinson & Co.	1,852,218	291,224
	GE HealthCare Technologies Inc.	2,816,377	200,470
*	IQVIA Holdings Inc.	1,103,885	188,257
*	Biogen Inc.	954,652	175,016
	Labcorp Holdings Inc.	536,002	143,011
	Quest Diagnostics Inc.	714,670	140,061
	Humana Inc.	784,463	136,018
	Zimmer Biomet Holdings Inc.	1,272,697	115,077
*	Medline Inc. Class A	2,184,858	97,226
	STERIS plc	318,982	70,537
*	Centene Corp.	1,599,462	52,366
			1,932,717
Industrials (17.3%)
	Cummins Inc.	898,751	483,546
	CRH plc	4,346,912	456,947
	L3Harris Technologies Inc.	1,214,960	419,343
	PACCAR Inc.	3,420,898	395,114
*	Keysight Technologies Inc.	1,117,547	315,562
	United Rentals Inc.	409,794	298,559
	Ferguson Enterprises Inc.	1,272,009	296,709
	Carrier Global Corp.	5,165,222	290,854
	Westinghouse Air Brake Technologies Corp.	1,109,196	277,199
	Johnson Controls International plc	1,990,720	260,685
	FedEx Corp.	688,249	245,141
	Otis Worldwide Corp.	2,528,591	194,904
	Dover Corp.	877,297	182,873
	PayPal Holdings Inc.	3,925,592	177,555
*	Fiserv Inc.	3,130,803	174,699
	Fidelity National Information Services Inc.	3,346,144	156,968
	PPG Industries Inc.	1,453,810	155,383
	Synchrony Financial	2,261,076	153,798
	Rockwell Automation Inc.	365,443	131,150
	Expeditors International of Washington Inc.	868,424	124,384
	Packaging Corp. of America	580,326	123,157
	Snap-on Inc.	337,691	122,656
	Fortive Corp.	2,002,593	110,703
	Ingersoll Rand Inc.	1,273,715	102,050
	Dow Inc.	2,295,463	95,606

		Shares	Market Value ($000)
	Global Payments Inc.	1,381,668	92,986
[1]	Sunbelt Rentals Holdings Inc.	1,353,338	88,089
	Hubbell Inc. Class B	86,450	42,424
*	Trimble Inc.	380,414	24,814
			5,993,858
Real Estate (5.7%)
	Digital Realty Trust Inc.	2,235,188	402,803
	Public Storage	1,027,492	278,327
*	CBRE Group Inc. Class A	1,919,977	260,080
	Crown Castle Inc.	2,836,599	230,644
	Simon Property Group Inc.	1,004,030	187,282
	VICI Properties Inc. Class A	6,481,675	177,079
	AvalonBay Communities Inc.	921,057	150,455
	Equity Residential	2,333,108	138,003
	Weyerhaeuser Co.	2,343,927	57,262
	Essex Property Trust Inc.	209,704	50,749
	Invitation Homes Inc.	1,882,893	46,790
			1,979,474
Technology (7.4%)
	TE Connectivity plc	1,908,765	398,970
	Western Digital Corp.	1,102,702	298,270
*	Strategy Inc.	2,043,268	255,000
	Roper Technologies Inc.	669,533	236,921
	Hewlett Packard Enterprise Co.	8,643,774	205,808
	Cognizant Technology Solutions Corp. Class A	3,110,943	190,856
	Corning Inc.	1,255,700	170,738
*	ON Semiconductor Corp.	2,563,071	158,705
*	Zoom Communications Inc.	1,641,127	131,930
	NetApp Inc.	1,249,843	127,971
	HP Inc.	5,949,058	114,281
	SS&C Technologies Holdings Inc.	1,335,319	90,228
	Qnity Electronics Inc.	681,910	78,679
	Leidos Holdings Inc.	411,089	63,933
	CDW Corp.	419,545	50,773
			2,573,063
Telecommunications (0.3%)
*,1	Charter Communications Inc. Class A	535,413	115,585
Utilities (12.7%)
	Dominion Energy Inc.	5,716,425	353,389
	Entergy Corp.	2,946,662	331,087
	Xcel Energy Inc.	4,058,260	322,388
	Exelon Corp.	6,566,941	321,911
	Consolidated Edison Inc.	2,349,882	265,960
	Public Service Enterprise Group Inc.	3,244,256	262,623
	WEC Energy Group Inc.	2,117,551	245,149
	PG&E Corp.	13,924,208	244,648
	Sempra	2,122,818	206,274
	Ameren Corp.	1,798,117	197,649
	CenterPoint Energy Inc.	4,246,847	183,294
	Edison International	2,503,033	183,172
	FirstEnergy Corp.	3,566,449	180,676
	PPL Corp.	4,642,821	177,356
	American Water Works Co. Inc.	1,269,820	172,810
	Eversource Energy	2,442,573	169,222
	DTE Energy Co.	1,148,316	167,907
	CMS Energy Corp.	1,993,242	154,636
	Alliant Energy Corp.	1,672,678	120,031
	NiSource Inc.	1,556,413	72,622
	Evergy Inc.	709,876	58,153
			4,390,957
Total Common Stocks (Cost $24,083,540)			34,516,674

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund (Cost $166,966)	3.687%	1,669,869	166,970
Total Investments (100.0%) (Cost $24,250,506)				34,683,644
Other Assets and Liabilities—Net (0.0%)				13,866
Net Assets (100%)				34,697,510
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $31,808.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $32,800 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	24	7,885	(95)
E-mini S&P Mid-Cap 400 Index	June 2026	60	20,379	14
				(81)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Global Payments Inc.	8/31/2026	BANA	11,744	(4.299)	—	(583)
M&T Bank Corp.	8/31/2026	BANA	29,689	(3.640)	488	—
NetApp Inc.	8/31/2026	BANA	3,563	(4.320)	—	(107)
PayPal Holdings Inc.	8/31/2026	BANA	92,536	(4.354)	728	—
Raymond James Financial Inc.	3/12/2027	CITNA	5,151	(4.140)	20	—
VICI Properties Inc. Class A	8/31/2026	BANA	12,308	(4.339)	311	—
VICI Properties Inc. Class A	3/12/2027	CITNA	421	(4.090)	14	—
					1,561	(690)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	34,516,674	—	—	34,516,674
Temporary Cash Investments	166,970	—	—	166,970
Total	34,683,644	—	—	34,683,644

Derivative Financial Instruments
Assets
Futures Contracts[1]	14	—	—	14
Swap Contracts	—	1,561	—	1,561
Total	14	1,561	—	1,575
Liabilities
Futures Contracts[1]	(95)	—	—	(95)
Swap Contracts	—	(690)	—	(690)
Total	(95)	(690)	—	(785)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.